Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares	99,232,919
Ordinary shares [member]
Earnings per share [line items]
Anti-dilutive shares			9,893,333
Warrants outstanding			29,680,000
Series A Common Shares Under LTIP [member]
Earnings per share [line items]
Anti-dilutive shares	3,705,757	4,854,408	3,957,518
Class A Warrant [member]
Earnings per share [line items]
Warrants outstanding			65,000,000
Class A Warrant [member] | Series A common shares [member]
Earnings per share [line items]
Anti-dilutive shares			21,666,667
Forward Purchase Agreement Warrants [member]
Earnings per share [line items]
Anti-dilutive shares			1,666,667
Warrants outstanding			5,000,000